SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 05, 2025	Dec. 31, 2021	Jan. 31, 2024	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Jul. 28, 2025	Jul. 21, 2025	Oct. 28, 2024	Nov. 28, 2023	May 16, 2023	May 15, 2023
Class of Stock [Line Items]
Common and preferred stock, shares authorized												201,000,000
Common stock, shares authorized					200,000,000	200,000,000		200,000,000				200,000,000
Preferred stock, shares authorized												1,000,000
Common stock par value					$ 0.0001	$ 0.0001		$ 0.0001
Common Stock shares issued						432,099
Unrecognized compensation costs related to non-vested awards						$ 144,000
Stock based compensation						$ 605,000		$ 211,000
Warrants outstanding					1,161,195	1,161,195		1,161,195
Price per warrant					$ 287.50	$ 287.50		$ 287.50
Number of shares issued for services					639,720
Number of shares issued for services, value					$ 1,475,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock shares issued			48,342
M2i Global Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized							1,000,000,000		1,000,000,000					1,000,000,000	75,000,000
Preferred stock, shares authorized							100,000		100,000
Common stock par value							$ 0.001		$ 0.001	$ 0.0001				$ 0.001	$ 0.001
Sale of common stock							$ 764,582		$ 2,026,880
Number of shares authorized issue														1,000,100,000
Preferred stock par value							$ 0.001		$ 0.001
Common stock votes per share							1
Deferred share based compensation							$ 166,667
deferred stock based compensation							$ 833,333
Shares, Issued							5,000		370,400
Subscription receivable							$ 53,785
M2i Global Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sale of common stock							$ 764,582
Common Stock shares issued							102,578,206		109,137,500
Number of shares issued for services							28,362,328
Number of shares issued for services, value							$ 28,362
Number of shares issued for future services							10,000,000
Number of shares issued for future services, value							$ 1,000,000
Public Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding						552,000
Price per warrant		$ 287.50		$ 287.50
Number of days after a business combination in which warrants become exercisable		30 days
Period after initial public offering in which warrants are exercisable		12 months
Expiration period after a business combination		5 years
Private Placement Warrant [Member]
Class of Stock [Line Items]
Warrants outstanding						609,195
Number of warrants issued in the period						609,195
Class of warrant or right, number of securities called by each warrant or right
Price per warrant						28750.00%
Units [Member]
Class of Stock [Line Items]
Number of warrants issued in the period				1,104,000
Class of warrant or right, number of securities called by each warrant or right
Price per warrant		25000.00%		25000.00%
Share Based Payment Arrangement Option [Member]
Class of Stock [Line Items]
Weighted average period						1 month 17 days
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock based compensation						$ 605,000		$ 211,000
Consultants [Member] | M2i Global Inc [Member]
Class of Stock [Line Items]
Number of shares issued for services							28,362,328
Number of shares issued for services, value							$ 1,207,490
Two Thousand Twenty Five Plan [Member]
Class of Stock [Line Items]
Number of shares authorized issue											415,584
Number of options available for grant						89,060
Two Thousand Twenty Three Plan [Member]
Class of Stock [Line Items]
Number of shares authorized issue													224,348
Number of options available for grant						21,855
ATM Sales Agreement [Member]
Class of Stock [Line Items]
Sale of common stock						$ 463,000
Common Stock shares issued						436,757
Chief Executive Officer [Member] | M2i Global Inc [Member]
Class of Stock [Line Items]
Common Stock shares issued									37,500,000
Common Class A [Member] | ATM Sales Agreement [Member]
Class of Stock [Line Items]
Common stock par value	$ 0.0001
Sale of common stock	$ 9,300,000
Super Voting Preferred Stock [Member] | M2i Global Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														100,000
Preferred stock par value														$ 0.001
Preferred stock votes per share							10,000